Share-based compensation - Additional Information (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands				1 Months Ended		12 Months Ended
	Jul. 23, 2024 shares	Mar. 01, 2017 shares	Jul. 23, 2014 shares	Sep. 30, 2023 shares	Dec. 31, 2021 shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2024 USD ($) shares
Share-based compensation
Weighted average grant-date fair value share options granted | ¥ / shares						¥ 2.04
Aggregate fair value of options and restricted share units vested and recognized as expenses						¥ 4,225	$ 579	¥ 11,574	¥ 15,515
Total intrinsic value of options and restricted share units exercised/vested						¥ 5,796	$ 794	¥ 2,976	¥ 7,821
Employee Stock Option
Share-based compensation
Weighted average grant-date fair value share options granted | (per share)						¥ 3.23	$ 0.28	¥ 6.41	¥ 2.04
Unrecognized share-based compensation expense						¥ 685				$ 94
Unrecognized share-based compensation expense estimated weighted-average period						11 months 19 days	11 months 19 days
Restricted Share Units
Share-based compensation
Unrecognized share-based compensation expense estimated weighted-average period						7 months 28 days	7 months 28 days
Unrecognized share-based compensation cost						¥ 373				$ 51
2014 Incentive Plan
Share-based compensation
Common shares reserved for issuance			5,500,000
Share available for grant						0				0
Number of vested but not exercised	143,586
Extended term (in years)	2 years
2014 Incentive Plan | Maximum
Share-based compensation
Awards vesting period			4 years
Awards expiration period			10 years
2017 Incentive Plan
Share-based compensation
Common shares reserved for issuance		6,015,137
Share available for grant						144,827				144,827
2017 Incentive Plan | Maximum
Share-based compensation
Awards vesting period		4 years
Awards expiration period		10 years
2021 Incentive Plan
Share-based compensation
Common shares reserved for issuance					4,000,000
Share available for grant						63,533				63,533
2021 Incentive Plan | Maximum
Share-based compensation
Awards vesting period					4 years
Awards expiration period					10 years
2023 Incentive Plan
Share-based compensation
Common shares reserved for issuance				4,000,000
Share available for grant						3,003,213				3,003,213
2023 Incentive Plan | Maximum
Share-based compensation
Awards vesting period				4 years
Awards expiration period				10 years